Summary of Activity Relating to Securitization Arrangement (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Fair Value Disclosures [Abstract]
Sold receivables at beginning of year	$ 68	$ 81	$ 104
Proceeds from sales of receivables	270	348	361
Cash collections (remitted to the owners of the receivables)	(270)	(367)	(384)
Effect of currency exchange rate changes	3	6
Sold receivables at end of year	$ 71	$ 68	$ 81